Note 3 - Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Reported Value Measurement [Member]
Assets:
State-guaranteed receivables	$ 11,584,681	$ 7,692,959
Other invested assets	1,951,830	2,379,451
Cash and cash equivalents	3,297,917	3,619,663
Accrued investment income	4,433,680	5,149,612
Cash value of company-owned life insurance	13,855,560	13,191,773
Liabilities:
Policyholder deposits (Investment-type contracts)	51,870,288	52,694,746
Policy claims	2,637,220	2,584,088
Obligations under capital leases	72,209	377,259
Notes payable	971,851	1,433,448
Reported Value Measurement [Member] | Commercial Mortgage [Member]
Assets:
Loans	10,819,996	12,419,443
Reported Value Measurement [Member] | Residential Mortgage [Member]
Assets:
Loans	30,482,396	20,754,688
Reported Value Measurement [Member] | Policy Loans [Member]
Assets:
Loans	6,336,277	6,702,911
Estimate of Fair Value Measurement [Member]
Assets:
State-guaranteed receivables	13,938,824	9,094,934
Other invested assets	1,951,830	2,379,451
Cash and cash equivalents	3,297,917	3,619,663
Accrued investment income	4,433,680	5,149,612
Cash value of company-owned life insurance	13,855,560	13,191,773
Liabilities:
Policyholder deposits (Investment-type contracts)	51,304,889	53,880,242
Policy claims	2,637,220	2,584,088
Obligations under capital leases	72,209	377,259
Notes payable	971,851	1,433,448
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
State-guaranteed receivables
Other invested assets
Cash and cash equivalents	3,297,917	3,619,663
Accrued investment income
Cash value of company-owned life insurance
Liabilities:
Policyholder deposits (Investment-type contracts)
Policy claims
Obligations under capital leases
Notes payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
State-guaranteed receivables	13,938,824	9,094,934
Other invested assets
Cash and cash equivalents
Accrued investment income
Cash value of company-owned life insurance
Liabilities:
Policyholder deposits (Investment-type contracts)
Policy claims
Obligations under capital leases
Notes payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
State-guaranteed receivables
Other invested assets	1,951,830	2,379,451
Cash and cash equivalents
Accrued investment income	4,433,680	5,149,612
Cash value of company-owned life insurance	13,855,560	13,191,773
Liabilities:
Policyholder deposits (Investment-type contracts)	51,304,889	53,880,242
Policy claims	2,637,220	2,584,088
Obligations under capital leases	72,209	377,259
Notes payable	971,851	1,433,448
Estimate of Fair Value Measurement [Member] | Commercial Mortgage [Member]
Assets:
Loans	11,084,097	12,895,965
Estimate of Fair Value Measurement [Member] | Commercial Mortgage [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans
Estimate of Fair Value Measurement [Member] | Commercial Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Loans
Estimate of Fair Value Measurement [Member] | Commercial Mortgage [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Loans	11,084,097	12,895,965
Estimate of Fair Value Measurement [Member] | Residential Mortgage [Member]
Assets:
Loans	33,992,592	23,032,713
Estimate of Fair Value Measurement [Member] | Residential Mortgage [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans
Estimate of Fair Value Measurement [Member] | Residential Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Loans
Estimate of Fair Value Measurement [Member] | Residential Mortgage [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Loans	33,992,592	23,032,713
Estimate of Fair Value Measurement [Member] | Policy Loans [Member]
Assets:
Loans	6,336,277	6,702,911
Estimate of Fair Value Measurement [Member] | Policy Loans [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans
Estimate of Fair Value Measurement [Member] | Policy Loans [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Loans
Estimate of Fair Value Measurement [Member] | Policy Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Loans	$ 6,336,277	$ 6,702,911